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                                                                    THE HARTFORD

September 5, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Separate Account Ten ("Registrant")
         Putnam Hartford Capital Manager Edge (Series III)
         File No. 333-101941

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on August 18, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3467.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Assistant